Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Total revenue	$ 212,195	$ 179,322	$ 196,174
Cost of services (including related party expenses of $3,975, $2,189 and $1,859 for the years ended December 31, 2021, 2020, and 2019, respectively)	228,797	175,296	113,389
Gross (loss) profit	(16,602)	4,026	82,785
Research and development	105,162	72,700	34,910
Selling and marketing	112,738	63,183	39,352
General and administrative	205,988	100,742	29,484
Related party expenses	5,659	9,395	9,452
Loss from operations	(446,149)	(241,994)	(30,413)
Change in fair market value of warrant and earn-out contingent liabilities
Change in fair market value of warrant and earn-out contingent liabilities	198,401	0	0
Interest income	79	506	988
Interest expense	(2,835)	(2,474)	(783)
Other income, net	5,114	2,622	504
Total other income, net	200,759	654	709
Loss before income taxes	(245,390)	(241,340)	(29,704)
Income tax provision	0	0	0
Income tax provision	(245,390)	(241,340)	(29,704)
Net loss and comprehensive loss	(245,390)	(241,340)	(29,704)
Redeemable convertible preferred stock dividends	0	0	3,039
Net loss attributable to common stockholders	(245,390)	(241,340)	(32,743)
Net loss attributable to common stockholders, diluted	$ (245,390)	$ (241,340)	$ (32,743)
Weighted average shares outstanding, Class A common stock (in shares)	108,077,439	5,131	124
Weighted average shares outstanding, diluted (in shares)	108,077,439	5,131	124
Basic net loss per share (in dollars per share)	$ (2.27)	$ (47,036)	$ (264,056)
Diluted net loss per share (in dollars per share)	$ (2.27)	$ (47,036)	$ (264,056)
Diagnostic Test [Member]
Total revenue	$ 205,100	$ 175,351	$ 191,667
Product and Service, Other [Member]
Total revenue	$ 7,095	$ 3,971	$ 4,507

[1]	Certain expenses were previously misclassified as cost of services. These expenses are now reported as selling and marketing. This adjustment has no impact on total revenue, loss from operations, net loss and comprehensive loss or net loss per share. Refer to Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements for further information.